RELATED PARTY TRANSACTIONS - Balances with interested and related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Gain on lease terminations	$ 1,487	$ 0
Key management personnel and shareholder
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Finance Costs	39,061	58,281	$ 1,617
Finance Income	(19,172)
Gain on lease terminations	0
Key management personnel and shareholder | Accounts payable
Disclosure of transactions between related parties [line items]
Payables:		0
Key management personnel and shareholder | Loan payable
Disclosure of transactions between related parties [line items]
Payables:		37,737
Key management personnel and shareholder | Convertible Note
Disclosure of transactions between related parties [line items]
Payables:	10,345	60,819
Key management personnel and shareholder | Derivative financial liabilities
Disclosure of transactions between related parties [line items]
Payables:		44,525
Key management personnel and shareholder | Warrants (Note 21):
Disclosure of transactions between related parties [line items]
Payables:	75	6,926
Key management personnel and shareholder | Lease liabilities
Disclosure of transactions between related parties [line items]
Payables:	16,585	22,455
Other related parties
Disclosure of transactions between related parties [line items]
Trade receivables	20	327
Finance Costs	18,015	10,430	$ 0
Finance Income	0
Gain on lease terminations	1,487
Other related parties | Accounts payable
Disclosure of transactions between related parties [line items]
Payables:		3,472
Other related parties | Loan payable
Disclosure of transactions between related parties [line items]
Payables:		324
Other related parties | Convertible Note
Disclosure of transactions between related parties [line items]
Payables:	0	24,876
Other related parties | Derivative financial liabilities
Disclosure of transactions between related parties [line items]
Payables:		21,728
Other related parties | Warrants (Note 21):
Disclosure of transactions between related parties [line items]
Payables:	0	10,098
Other related parties | Lease liabilities
Disclosure of transactions between related parties [line items]
Payables:	$ 0	$ 0